Financial Instruments (Details) - Derivative Warrant Liabilities [Member]	9 Months Ended
May 31, 2022
IfrsStatementLineItems [Line Items]
Valuation Technique	The fair value of the warrant liabilities has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.
Key Inputs	Key observable inputs · Share price (May 31, 2022: $0.34, August 31, 2021: $0.41) · Risk-free interest rate (May 31, 2022: 2.14% to 2.77%, August 31, 2021: 0.19% to 0.67%) · Dividend yield (May 31, 2022: 0%, August 31, 2021: 0%) Key unobservable inputs · Expected volatility (May 31, 2022: 47% to 55%, August 31, 2021: 60% to 70%)